NYSE Regulation, Inc
20 Broad Street, 24th Floor
New York, NY 10005

14005673

NYSE REGULATION

April 10, 2014

Received SEC

APR 10 2014

Washington, DC 20549

001-36106

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTNYS

To whom it may concern:

This is to certify that on April 7, 2014 the NYSE MKT LLC (the "Exchange") received from TransEnterix, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock
$0.001 par value per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Vice President, Issuer Oversight
NYSE Regulation, Inc.